Assets – Intellectual Property (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 31, 2013
Acquisition related costs		$ 52,852
Closing cash payment		100,002
Intangible Assets	$ 152,854	$ 152,854	$ 152,854
Asset purchase agreement [Member] | Dr. Gerlach [Member]
Acquisition related costs	$ 52,852
Closing cash payment				$ 100,002